Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.87%
Agricultural & Farm Machinery–2.23%
AGCO Corp.	323,487	$21,230,452
Auto Parts & Equipment–7.01%
BorgWarner, Inc.	725,304	26,546,126
Dana, Inc.(b)	2,117,496	24,202,979
Motorcar Parts of America, Inc.(b)	23,931	398,332
Visteon Corp.(b)	213,000	15,465,930
		66,613,367
Building Products–7.05%
Builders FirstSource, Inc.(b)	538,378	12,754,175
JELD-WEN Holding, Inc.(b)	1,400,295	27,445,782
Owens Corning	443,179	26,799,034
		66,998,991
Construction & Engineering–6.28%
AECOM(b)	963,422	34,866,242
API Group Corp.(b)(c)(d)	1,753,400	24,424,862
Valmont Industries, Inc.	3,453	418,504
		59,709,608
Construction Machinery & Heavy Trucks–1.27%
Astec Industries, Inc.	271,500	12,079,035
Distributors–2.88%
LKQ Corp.(b)	970,383	27,355,097
Diversified Chemicals–4.74%
Chemours Co. (The)	933,537	17,298,441
Eastman Chemical Co.	13,500	1,007,505
Huntsman Corp.	1,443,184	26,698,904
		45,004,850
Diversified Metals & Mining–0.00%
Ferroglobe Representation & Warranty Insurance Trust(b)(e)	1,203,948	0
Electrical Components & Equipment–1.76%
nVent Electric PLC	920,500	16,716,281
Electronic Manufacturing Services–4.48%
Flex Ltd.(b)	2,965,223	34,070,413
Jabil, Inc.	79,100	2,757,426
Sanmina Corp.(b)	194,223	5,764,538
		42,592,377
Environmental & Facilities Services–0.22%
Team, Inc.(b)	517,325	2,043,434
Homebuilding–0.39%
M/I Homes, Inc.(b)	89,600	3,730,048
Hotels, Resorts & Cruise Lines–0.35%
Hilton Grand Vacations, Inc.(b)	165,023	3,349,967
Household Products–5.21%
Energizer Holdings, Inc.	280,817	14,077,356
Shares		Value
Household Products–(continued)
Spectrum Brands Holdings, Inc.	654,595	$35,452,865
		49,530,221
Human Resource & Employment Services–1.87%
ManpowerGroup, Inc.	173,201	11,914,497
TrueBlue, Inc.(b)	378,102	5,834,114
		17,748,611
Independent Power Producers & Energy Traders–0.49%
Vistra Corp.	251,100	4,685,526
Industrial Conglomerates–0.74%
Carlisle Cos., Inc.	59,102	7,037,866
Industrial Machinery–5.09%
Columbus McKinnon Corp.	216,500	7,172,645
Crane Co.	290,800	16,450,556
Timken Co. (The)	541,210	24,711,649
		48,334,850
Investment Banking & Brokerage–1.16%
Evercore, Inc., Class A	176,300	9,749,390
Greenhill & Co., Inc.	29,732	356,189
Stifel Financial Corp.	19,470	943,906
		11,049,485
Life & Health Insurance–4.71%
Athene Holding Ltd., Class A(b)	920,200	29,676,450
CNO Financial Group, Inc.	1,001,815	15,127,406
		44,803,856
Oil & Gas Equipment & Services–1.21%
Helix Energy Solutions Group, Inc.(b)	2,052,981	8,601,990
NexTier Oilfield Solutions, Inc.(b)	1,163,711	2,932,552
		11,534,542
Oil & Gas Exploration & Production–2.50%
Northern Oil and Gas, Inc.(b)	6,329,508	5,073,101
Parsley Energy, Inc., Class A	1,700,803	18,674,817
		23,747,918
Oil & Gas Refining & Marketing–0.40%
HollyFrontier Corp.	136,500	3,753,750
Other Diversified Financial Services–2.12%
Equitable Holdings, Inc.	984,900	20,151,054
Paper Packaging–1.80%
Sealed Air Corp.	479,068	17,093,146
Regional Banks–9.43%
First Horizon National Corp.	2,423,210	22,463,157
Sterling Bancorp	2,161,100	24,312,375
TCF Financial Corp.	864,600	23,767,854
Western Alliance Bancorporation	529,500	19,035,525
		89,578,911
Research & Consulting Services–0.13%
Resources Connection, Inc.	111,092	1,255,340

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Security & Alarm Services–1.94%
Brink’s Co. (The)	415,400	$18,422,990
Semiconductor Equipment–2.24%
Kulicke & Soffa Industries, Inc. (Singapore)	896,977	21,258,355
Specialty Chemicals–4.27%
Axalta Coating Systems Ltd.(b)	593,900	13,184,580
Celanese Corp.	24,000	2,332,800
Element Solutions, Inc.(b)	1,239,900	13,465,314
Kraton Corp.(b)	881,722	11,594,644
		40,577,338
Steel–1.42%
Carpenter Technology Corp.	602,430	13,470,335
Technology Distributors–0.17%
Insight Enterprises, Inc.(b)	32,322	1,610,928
Thrifts & Mortgage Finance–4.29%
Axos Financial, Inc.(b)	451,865	10,126,294
MGIC Investment Corp.	3,010,166	24,894,073
Radian Group, Inc.	385,716	5,754,883
		40,775,250
Trading Companies & Distributors–9.02%
AerCap Holdings N.V. (Ireland)(b)	98,500	2,652,605
Beacon Roofing Supply, Inc.(b)	666,366	20,763,964
BMC Stock Holdings, Inc.(b)	18,756	480,154
DXP Enterprises, Inc.(b)	158,391	2,673,640
Univar Solutions, Inc.(b)	2,017,900	35,656,293
WESCO International, Inc.(b)	605,616	23,540,294
		85,766,950
Total Common Stocks & Other Equity Interests (Cost $970,863,708)		939,610,729
Shares		Value
Money Market Funds–1.42%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(f)(g)	3,904,560	$3,904,560
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(f)(g)	5,151,793	5,154,884
Invesco Treasury Portfolio, Institutional Class, 0.07%(f)(g)	4,462,354	4,462,354
Total Money Market Funds (Cost $13,517,901)		13,521,798
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.29% (Cost $984,381,609)		953,132,527
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.75%
Invesco Private Government Fund, 0.06%(f)(g)(h)	4,666,875	4,666,875
Invesco Private Prime Fund, 0.15%(f)(g)(h)	2,457,634	2,458,125
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,125,000)		7,125,000
TOTAL INVESTMENTS IN SECURITIES–101.04% (Cost $991,506,609)		960,257,527
OTHER ASSETS LESS LIABILITIES—(1.04)%		(9,889,027)
NET ASSETS–100.00%		$950,368,500
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2020 represented 2.57% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at July 31, 2020.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,727,183	$20,023,401	$(27,846,024)	$-	$-	$3,904,560	$1,562
Invesco Liquid Assets Portfolio, Institutional Class	10,741,897	14,302,429	(19,890,017)	(3,289)	3,864	5,154,884	6,141
Invesco Treasury Portfolio, Institutional Class	13,402,495	22,883,886	(31,824,027)	-	-	4,462,354	1,310
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	30,149,909	(25,483,034)	-	-	4,666,875	136
Invesco Private Prime Fund	-	2,946,974	(488,849)	-	-	2,458,125	80
Total	$35,871,575	$90,306,599	$(105,531,951)	$(3,289)	$3,864	$20,646,798	$9,229

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$939,610,729	$—	$0	$939,610,729
Money Market Funds	13,521,798	7,125,000	—	20,646,798
Total Investments	$953,132,527	$7,125,000	$0	$960,257,527
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Small Cap Value Fund